Long-Term Debt, Annual Principal Payments (Predecessor) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Annual Principal Payments [Abstract]
2022	$ 18,373,000
2023	20,040,000
2024	6,706,000
2025	12,326,000
Total	$ 80,465,000	$ 65,842,000
United Maritime Predecessor [Member]
Annual Principal Payments [Abstract]
2022			$ 1,250,000
2023			1,400,000
2024			1,400,000
2025			1,450,000
2026			0
Total			$ 5,500,000